-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-07242
                                   -----------------------------------


                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  3555 Lear Way                 Medford, Oregon                   97504
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)


                                 Erich M. Patten


   Cutler Investment Counsel, LLC     3555 Lear Way     Medford, Oregon 97504
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (541) 770-9000
                                                     ----------------------


Date of fiscal year end:        June 30, 2005
                          ----------------------------------


Date of reporting period:       June 30, 2005
                          ----------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.


                                                               CUTLER VALUE FUND
--------------------------------------------------------------------------------












                                       THE
                [GRAPHIC OMITTED]    CUTLER
                                      TRUST







                                 ANNUAL REPORT

                                 JUNE 30, 2005

--------------------------------------------------------------------------------

CUTLER VALUE FUND
TABLE OF CONTENTS
June 30, 2005
================================================================================

                                                                          Page
Letter to Shareholders ...................................................   3
Management Discussion of Fund Performance ................................   4
Performance Information (Unaudited) ......................................   6
Schedule of Investments ..................................................   8
Statement of Assets and Liabilities ......................................  10
Statement of Operations ..................................................  11
Statements of Changes in Net Assets ......................................  12
Financial Highlights .....................................................  13
Notes to Financial Statements ............................................  14
Report of Independent Registered Public Accounting Firm ..................  18
About Your Fund's Expenses (Unaudited) ...................................  19
Trustees and Officers of the Trust (Unaudited) ...........................  21
Additional Information (Unaudited) .......................................  23

--------------------------------------------------------------------------------
CUTLER VALUE FUND
LETTER TO SHAREHOLDERS
================================================================================

To The Cutler Trust Shareholders:

We are pleased to include with this letter the annual report for the Cutler Value Fund (the "Fund") through June 30th, 2005. At Cutler, we are very satisfied with the results from this past year and are optimistic about our Equity Income strategy in the current market environment. This has been an exciting year for Cutler, as we have increased our presence and operating abilities in the retail investment market.

Recent markets have fluctuated on economic data. During the Spring, weak data led to a slight decline, while the early Summer months have seen a rally due to strong earnings reports. We believe that large-cap stocks are a sound long-term investment option and dividends will be a growing component of total shareholder return. The Fund's holdings at year-end continue to consist of blue-chip, high quality dividend paying securities that have been the hallmark of Ken Cutler's investment philosophy for over 30 years. Each stock held in the past year has paid a dividend for at least 10 years without a reduction*. In the past year, 25 companies raised their dividend rate while held in the Fund's portfolio, and no companies decreased their dividend while held.

On a management note, Ken Cutler, who has served for several years as the Sr. Portfolio Manager, has transitioned to a role as Portfolio Manager Emeritus. Erich Patten and Matthew Patten are now acting as the primary Fund managers, after several years of serving as Co-Managers alongside Mr. Cutler. Mr. Cutler will remain active on the Investment Committee, as well as continuing in his role of Chairman of The Cutler Trust. We would also like to take this opportunity to clarify that Cutler & Company, LLC (the prior adviser to the Fund, subsequently known as Table Rock Asset Management, LLC) and Cutler Investment Counsel, LLC are separate legal entities, and that Cutler Investment Counsel has served as the Fund's investment adviser since October of 2003.

The enclosed report highlights the composition of the Fund's holdings. If you have any questions regarding your holdings, performance, or any items pertaining to your investments, please feel free to contact our office. We appreciate your continued support, and wish you a healthy and prosperous year.

Sincerely,

/s/ Kenneth R. Cutler               /s/ Erich M. Patten

Kenneth R. Cutler                   Erich M. Patten
Chairman of the Board               Portfolio Manager
The Cutler Trust                    Cutler Investment Counsel, LLC

The views in this report were those of the Fund's investment adviser as of June 30, 2005 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and does not constitute investment advice.

* Exelon Corporation was formed from a merger of PECO Energy and Commonwealth Edison in 1999, and thus does not have a 10 year dividend history. However, the underlying companies do have a sufficient dividend history.

--------------------------------------------------------------------------------
CUTLER VALUE FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1) HOW DID THE FUND PERFORM LAST YEAR?

     The Fund had a one-year total return of 5.77% for the year ended June 30, 2005. The Fund's five- and ten-year average annual returns as of June 30 were 1.71% and 8.93%, respectively.

     (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
     PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL 1-888-288-5374 OR VISIT THE FUND'S WEBSITE AT WWW.CUTLER.COM.)

2)  WHAT  WERE  THE  MOST  SIGNIFICANT   MARKET  FACTORS  AFFECTING  THE  FUND'S
    PERFORMANCE DURING THE PAST YEAR?

          Market factors included:

               1) Positive overall equity markets

               2) Substantial gains in the price of oil

               3) Rising interest rates

               4) Earnings growth of underlying companies


3) WHY DID THE FUND UNDERPERFORM RELATIVE TO THE BENCHMARK?

     Cutler Investment Counsel, LLC believes that the most appropriate benchmark for the Fund is the S&P 500 Index. The Fund was modestly lower than the total return from the S&P 500, which had a return of 6.32%. This would imply that the reason for underperformance was due to Fund expenses, which are currently capped at 1.35%.

4) WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

     Management maintained a dividend income focused strategy, owning companies that have a strong history of continuous dividend payments and a minimum yield of 1.25% at the time of purchase. In addition, management attempted to reduce turnover to keep costs to shareholders low. Finally, management attempted to own only companies whose management maintained sound corporate governance and a high degree of ethics.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

     The primary strategic factor guiding our management style was our belief that companies paying income in the form of dividends provide greater shareholder returns over time than companies that do not pay dividends.

--------------------------------------------------------------------------------
CUTLER VALUE FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Continued)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THE FUND INVESTS IN?

     The Fund does not have a regional focus, however, all of our holdings are companies domiciled in the Unites States and traded on domestic stock exchanges. The trends in the United States equity markets were generally positive this past year. While the rising price of oil has been a key trend impacting many of the companies held in the Fund, we believe that the holdings are diversified enough to spread these cost pressures across the portfolio. In addition, companies may be negatively impacted by the continuous rising interest rates.

7)  WHICH SECURITIES HELPED THE FUND'S PERFORMANCE?

     Five holdings substantively contributing to positive performance were:

          1) ConocoPhillips

          2) Exelon Corp.

          3) Caterpillar, Inc.

          4) Consolidated Edison, Inc.

          5) Exxon Mobil Corp.

8)  DID ANY SECURITIES HURT THE FUND'S PERFORMANCE?

Five holdings which hampered performance were:

          1) Merck & Co., Inc.

          2) General Motors Corp.

          3) Alcoa, Inc.

          4) Pfizer, Inc.

          5) 3M Co.

     BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-888-288-5374. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

     The views in this report were those of Cutler Investment Counsel, LLC, as of June 30, 2005 and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and does not constitute investment advice.


-----------------------------------------------------------------------------------
CUTLER VALUE FUND
PERFORMANCE INFORMATION
June 30, 2005 (Unaudited)
===================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
         CUTLER VALUE FUND, S&P 500 INDEX AND RUSSELL 1000 VALUE INDEX



                                 [GRAPHIC OMITTED]

     Cutler Value Fund        Russell 1000 Value Index        S&P 500 Index
     -----------------        ------------------------      -------------------
    06/30/95    $ 10,000        06/30/95     $ 10,000       06/30/95    $  10,000
    09/30/95      10,690        09/30/95       10,636       09/30/95       10,795
    12/31/95      11,460        12/31/95       11,464       12/31/95       11,445
    03/31/96      11,918        03/31/96       12,210       03/31/96       12,059
    06/30/96      12,301        06/30/96       12,622       06/30/96       12,600
    09/30/96      12,642        09/30/96       12,502       09/30/96       12,990
    12/31/96      13,395        12/31/96       14,481       12/31/96       12,990
    03/31/97      13,879        03/31/97       15,209       03/31/97       14,450
    06/30/97      16,137        06/30/97       16,132       06/30/97       16,972
    09/30/97      16,938        09/30/97       17,445       09/30/97       18,243
    12/31/97      17,848        12/31/97       18,778       12/31/97       18,767
    03/31/98      20,025        03/31/98       20,335       03/31/98       21,385
    06/30/98      20,155        06/30/98       21,401       06/30/98       22,091
    09/30/98      18,245        09/30/98       18,124       09/30/98       19,894
    12/31/98      21,055        12/31/98       21,610       12/31/98       24,131
    03/31/99      21,184        03/31/99       22,207       03/31/99       25,333
    06/30/99      23,803        06/30/99       24,510       06/30/99       27,118
    09/30/99      21,580        09/30/99       23,575       09/30/99       25,425
    12/31/99      21,747        12/31/99       23,873       12/31/99       29,208
    03/31/00      21,972        03/31/00       21,481       03/31/00       29,878
    06/30/00      21,600        06/30/00       24,073       06/30/00       29,084
    09/30/00      22,055        09/30/00       24,554       09/30/00       28,802
    12/31/00      23,630        12/31/00       24,446       12/31/00       26,549
    03/31/01      22,732        03/31/01       25,052       03/31/01       23,401
    06/30/01      23,538        06/30/01       25,922       06/30/01       24,771
    09/30/01      21,222        09/30/01       24,280       09/30/01       21,135
    12/31/01      22,877        12/31/01       23,677       12/31/01       23,393
    03/31/02      23,335        03/31/02       24,087       03/31/02       23,458
    06/30/02      20,227        06/30/02       24,484       06/30/02       20,315
    09/30/02      15,828        09/30/02       21,091       09/30/02       16,805
    12/31/02      17,707        12/31/02       21,402       12/31/02       18,223
    03/31/03      16,670        03/31/03       19,445       03/31/03       17,649
    06/30/03      19,267        06/30/03       22,559       06/30/03       20,366
    09/30/03      19,298        09/30/03       23,544       09/30/03       20,905
    12/31/03      22,075        12/31/03       25,076       12/31/03       23,451
    03/31/04      22,025        03/31/04       27,670       03/31/04       23,848
    06/30/04      22,232        06/30/04       27,031       06/30/04       24,258
    09/30/04      22,406        09/30/04       27,447       09/30/04       23,805
    12/31/04      23,697        12/31/04       30,296       12/31/04       26,002
    03/31/05      23,563        03/31/05       30,324       03/31/05       25,444
    06/30/05      23,515        06/30/05       30,830       06/30/05       25,792

Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                       (FOR PERIODS ENDED JUNE 30, 2005)

                                 1 Year       5 Years      10 Years
                                 ------       -------      --------
Cutler Value Fund                5.77%         1.71%         8.93%
S&P 500 Index                    6.32%        -2.37%         9.94%
Russell 1000 Value Index        14.05%         5.07%        11.92%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Value Fund is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

Previously, the Russell 1000 Value Index was used as the Fund's primary benchmark. The Russell 1000 Value Index is an appropriate benchmark for mutual funds with a true value mandate. Relative value is one determinant used in the management of the Fund; however, current income is the primary strategy of the Fund, making the Russell 1000 Value Index not the most appropriate benchmark for the Fund.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
PERFORMANCE INFORMATION (Continued)
================================================================================

                                ASSET ALLOCATION
                           JUNE 30, 2005 (UNAUDITED)


                                        Consumer Discretionary - 2.9%
                                        Cunsumer Staples - 12.0%
                                        Energy - 11.0%
                                        Financials - 15.8%
                                        Health Care - 12.6%
         [GRAPHIC OMITTED]              Industrials - 17.5%
                                        Information Technology - 3.3%
                                        Materials - 5.3%
                                        Telecommunication Services - 3.2%
                                        Utilities - 14.0%
                                        Other - 2.4%

--------------------------------------------------------------------------------

CUTLER VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
================================================================================
   SHARES    COMMON STOCKS -- 97.6%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 2.9%
     26,200  McGraw-Hill Companies, Inc. (The) ..................  $ 1,159,350
                                                                   -----------

             CONSUMER STAPLES -- 12.0%
     48,150  ConAgra Foods, Inc. ................................    1,115,154
     22,350  Kimberly-Clark Corp. ...............................    1,398,887
     20,900  Procter & Gamble Co. (The) .........................    1,102,475
     32,600  Sysco Corp. ........................................    1,179,794
                                                                   -----------
                                                                     4,796,310
                                                                   -----------
             ENERGY -- 11.0%
     23,200  ChevronTexaco Corp. ................................    1,297,344
     30,100  ConocoPhillips .....................................    1,730,449
     24,060  Exxon Mobil Corp. ..................................    1,382,728
                                                                   -----------
                                                                     4,410,521
                                                                   -----------
             FINANCIALS -- 15.8%
     26,850  Citigroup, Inc. ....................................    1,241,275
     32,950  JPMorgan Chase & Co. ...............................    1,163,794
     29,950  Lincoln National Corp. .............................    1,405,254
     46,300  U.S. Bancorp .......................................    1,351,960
     19,250  Wells Fargo & Co. ..................................    1,185,415
                                                                   -----------
                                                                     6,347,698
                                                                   -----------
             HEALTH CARE -- 12.6%
     56,550  Bristol-Myers Squibb Co. ...........................    1,412,619
     19,100  Johnson & Johnson ..................................    1,241,500
     38,050  Merck & Co., Inc. ..................................    1,171,940
     45,000  Pfizer, Inc. .......................................    1,241,100
                                                                   -----------
                                                                     5,067,159
                                                                   -----------
             INDUSTRIALS -- 17.5%
     15,050  3M Co. .............................................    1,088,115
     12,750  Caterpillar, Inc. ..................................    1,215,203
     18,950  Emerson Electric Co. ...............................    1,186,838
     33,150  General Electric Co. ...............................    1,148,648
     26,700  Pitney Bowes, Inc. .................................    1,162,785
     23,700  United Technologies Corp. ..........................    1,216,995
                                                                   -----------
                                                                     7,018,584
                                                                   -----------
             INFORMATION TECHNOLOGY -- 3.3%
     56,300  Hewlett-Packard Co. ................................    1,323,613
                                                                   -----------

             MATERIALS -- 5.3%
     39,650  Alcoa, Inc. ........................................    1,036,054
     24,900  Dow Chemical Co. (The) .............................    1,108,797
                                                                   -----------
                                                                     2,144,851
                                                                   -----------

--------------------------------------------------------------------------------

CUTLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   SHARES    COMMON STOCKS -- 97.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 3.2%
     54,000  SBC Communications, Inc. ...........................  $ 1,282,500
                                                                   -----------

             UTILITIES -- 14.0%
     27,900  Consolidated Edison, Inc. ..........................    1,306,836
     28,150  Exelon Corp. .......................................    1,444,940
     56,650  National Fuel Gas Co. ..............................    1,637,751
     27,900  Peoples Energy Corp. ...............................    1,212,534
                                                                   -----------
                                                                     5,602,061
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $34,549,779)..............  $39,152,647
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 2.3%                               VALUE
--------------------------------------------------------------------------------
    935,913  First American Prime Obligation Fund - Class Y
             (Cost $935,913).....................................  $   935,913
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
             (Cost $35,485,692)..................................  $40,088,560

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ......       18,847
                                                                   -----------

             NET ASSETS -- 100.0% ...............................  $40,107,407
                                                                   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
================================================================================
ASSETS
  Investments in securities:
  At acquisition cost ........................................... $ 35,485,692
                                                                  ============
  At value ...................................................... $ 40,088,560
  Capital shares sold ...........................................          811
  Dividends receivable ..........................................      112,921
  Other assets ..................................................        5,365
                                                                  ------------
Total assets ....................................................   40,207,657
                                                                  ------------

LIABILITIES
  Dividends payable .............................................       11,192
  Payable for capital shares redeemed ...........................       19,755
  Accrued liabilities:
    Investment advisory fees (Note 3) ...........................       44,758
    Administration fees (Note 3) ................................        6,000
    Other accrued expenses ......................................       18,545
                                                                  ------------
Total liabilities ...............................................      100,250
                                                                  ------------

NET ASSETS ...................................................... $ 40,107,407
                                                                  ============

NET ASSETS CONSIST OF:
  Paid-in capital ............................................... $ 52,633,922
  Undistributed net investment income ...........................        5,990
  Accumulated net realized losses from security transactions ....  (17,135,373)
  Net unrealized appreciation on investments ....................    4,602,868
                                                                  ------------
NET ASSETS ...................................................... $ 40,107,407
                                                                  ============


Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................    4,114,115
                                                                  ============


Net asset value, offering price and redemption price per share
  (Note 2) ...................................................... $       9.75
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2005
================================================================================
INVESTMENT INCOME
  Dividend income ............................................... $  1,241,572
  Interest income ...............................................          848
                                                                  ------------
Total investment income .........................................    1,242,420
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 3) .............................      303,748
  Professional fees .............................................       65,484
  Administration fees (Note 3) ..................................       58,009
  Fund accounting fees ..........................................       39,011
  Trustees' fees and expenses ...................................       29,755
  Transfer agent fees ...........................................       20,447
  Insurance expense .............................................       19,786
  Postage and supplies ..........................................       14,718
  Registration fees .............................................       13,339
  Custody fees ..................................................       11,853
  Printing of shareholder reports ...............................        4,641
  Other expenses ................................................          297
                                                                  ------------
Total expenses ..................................................      581,088
  Less fees waived by the Adviser (Note 3) ......................      (55,009)
                                                                  ------------

Net expenses ....................................................      526,079
                                                                  ------------

NET INVESTMENT INCOME ...........................................      716,341
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from investments ...........................    1,355,939
  Net change in unrealized appreciation/depreciation on
    investments .................................................      249,688
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................    1,605,627
                                                                  ------------

INCREASE IN NET ASSETS FROM OPERATIONS .......................... $  2,321,968
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


CUTLER VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                           Year            Year
                                                                           Ended           Ended
                                                                       June 30, 2005   June 30, 2004
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................................   $    716,341   $    832,365
  Net realized gains from investments ...............................      1,355,939        265,567
  Net change in unrealized appreciation/depreciation of investments .        249,688      4,958,134
                                                                        ------------   ------------
Net increase in net assets from operations ..........................      2,321,968      6,056,066
                                                                        ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................       (706,876)      (832,370)
                                                                        ------------   ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................      3,303,293      3,554,537
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ................................        670,761        785,984
  Payments for shares redeemed ......................................     (6,714,508)    (9,581,659)
                                                                        ------------   ------------
Net decrease from capital share transactions ........................     (2,740,454)    (5,241,138)
                                                                        ------------   ------------

Total decrease in net assets ........................................     (1,125,362)       (17,442)

NET ASSETS
Beginning of year ...................................................     41,232,769     41,250,211
                                                                        ------------   ------------
End of year .........................................................   $ 40,107,407   $ 41,232,769
                                                                        ============   ============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME ............................................   $      5,990   $     (3,475)
                                                                        ============   ============

CAPITAL SHARE ACTIVITY
Sold ................................................................        352,139        395,144
Reinvested ..........................................................         69,080         86,699
Redeemed ............................................................       (703,539)    (1,062,632)
                                                                        ------------   ------------
Net decrease in shares outstanding ..................................       (282,320)      (580,789)
Shares outstanding at beginning of year .............................      4,396,435      4,977,224
                                                                        ------------   ------------
Shares outstanding at end of year ...................................      4,114,115      4,396,435
                                                                        ============   ============

See accompanying notes to financial statements.


-------------------------------------------------------------------------------------------------------------------------

CUTLER VALUE FUND
FINANCIAL HIGHLIGHTS
=========================================================================================================================

Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                              ---------------------------------------------------------------------------
                                                   2005          2004           2003             2002           2001
                                              ---------------------------------------------------------------------------
Net asset value at beginning of year ........ $     9.38     $     8.29     $     8.85       $    10.38     $     9.78
                                              ----------     ----------     ----------       ----------     ----------

Income (loss) from investment operations:
  Net investment income .....................       0.17           0.18           0.13             0.08           0.08
  Net realized and unrealized gains
   (losses) on investments ..................       0.37           1.09          (0.56)(a)        (1.53)          0.79
                                              ----------     ----------     ----------       ----------     ----------
Total from investment operations ............       0.54           1.27          (0.43)           (1.45)          0.87
                                              ----------     ----------     ----------       ----------     ----------

Less distributions from:
  Net investment income .....................      (0.17)         (0.18)         (0.13)           (0.08)         (0.08)
  Net realized gains ........................       --             --             --               --            (0.19)
                                              ----------     ----------     ----------       ----------     ----------
Total distributions .........................      (0.17)         (0.18)         (0.13)           (0.08)         (0.27)
                                              ----------     ----------     ----------       ----------     ----------

Net asset value at end of year .............. $     9.75     $     9.38     $     8.29       $     8.85     $    10.38
                                              ==========     ==========     ==========       ==========     ==========

Total return (b) ............................       5.77%         15.39%         (4.75%)         (14.07%)         8.97%
                                              ==========     ==========     ==========       ==========     ==========

Net assets at the end of year (000's) ....... $   40,107     $   41,233     $   41,250       $   22,963     $   25,744
                                              ==========     ==========     ==========       ==========     ==========

Ratios/supplementary data:
Ratio of net expenses to average net assets .       1.30%          1.25%          1.25%            1.25%          1.25%

Ratio of gross expenses to
  average net assets(c) .....................       1.43%          1.43%          1.79%            1.50%          1.45%

Ratio of net investment income
  to average net assets .....................       1.77%          1.95%          1.65%            0.76%          0.56%

Portfolio turnover rate .....................         14%            14%            61%              46%            60%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time (Note 1).

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005
================================================================================

1. ORGANIZATION

     The Cutler Value Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-ended management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

     On April 15, 2003, the Board of Trustees approved the reorganization of Cutler Core Fund (the "Core Fund") with and into the Fund pursuant to an Agreement and Plan of Reorganization executed by the Trust on behalf of each series. On April 17, 2003, the Core Fund exchanged its assets and liabilities for shares of the Fund. Immediately prior to its reorganization with and into the Fund, the Core Fund's net assets were $20,681,496. Each shareholder of the Core Fund received .9227 shares of the Fund. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:

         CONTRIBUTING        DATE OF                     SHARES     UNREALIZED
            ENTITY        CONTRIBUTION    NET ASSETS     ISSUED        GAIN
         ----------       ------------    ----------   ----------   ----------
      Cutler Core Fund   April 17, 2003  $20,681,496   2,744,243    $2,508,485

The Fund seeks current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Fund:

     SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's Adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The tax character of distributions paid for the years ended June 30, 2005 and 2004 was ordinary income.

     FEDERAL TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of June 30, 2005:


     Cost of portfolio investments .............................. $ 35,730,826
                                                                  ============
     Gross unrealized appreciation .............................. $  7,303,299
     Gross unrealized depreciation ..............................   (2,945,565)
                                                                  ------------
     Net unrealized appreciation ................................    4,357,734
     Undistributed ordinary income ..............................        5,990
     Capital loss carryforward ..................................  (16,890,239)
                                                                  ------------
     Accumulated deficit ........................................ $(12,526,515)
                                                                  ============

--------------------------------------------------------------------------------

CUTLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

     During the year ended June 30, 2005, the Fund utilized $1,029,378 of capital loss carryforwards to offset current year realized gains. As of June 30, 2005, the Fund had capital loss carryforwards of $16,890,239, of which $1,053,106 expires June 30, 2009, $7,402,392 expires June 30, 2010,
     $5,747,725  expires  June 30, 2011 and  $2,687,016  expires  June 30, 2012.
     These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3. TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays a fee, which is accrued daily and paid monthly, to the Adviser at an annual rate of 0.75% of the Fund's average daily net assets.

     Effective January 1, 2005, the Adviser intends to voluntarily waive its advisory fees and reimburse Fund operating expenses to the extent necessary to limit the Fund's ordinary operating expenses to 1.35% of its average daily net assets. This voluntary waiver may be reduced or eliminated at any time. From November 1, 2004 through December 31, 2004, the Adviser voluntarily waived its advisory fees to limit the Fund's ordinary operating expenses to 1.25% of its average daily net assets. Prior to November 1, 2004, the Adviser was contractually obligated to waive a portion of its fee so as to limit the Fund's ordinary operating expenses to 1.25% of its average net assets. As a result, during the year ended June 30, 2005, the Adviser waived $55,009 of its advisory fees.

     ADMINISTRATION AND OTHER SERVICES -- Effective April 18, 2005, under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $500 million; 0.125% on the next $500 million of such net assets; and 0.10% on such net assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus. Accordingly, during the year ended June 30, 2005, Ultimus received $20,000 for these services. Prior to April 18, 2005, Citigroup Global Transaction Services, through its various affiliates, provided these services.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services.

4. SECURITIES TRANSACTIONS

     The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,615,524 and $8,711,981, respectively, for the year ended June 30, 2005.

5. CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
REPORT OF INDEPENDENT  REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================

     To the Shareholders and Board of Trustees of the Cutler Value Fund of the Cutler Trust:

     We have audited the accompanying statement of assets and liabilities of the Cutler Value Fund (the "Fund"), a series of the Cutler Trust, including the schedule of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Value Fund as of June 30, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

     DELOITTE & TOUCHE LLP

     Chicago, Illinois
     August 26, 2005

--------------------------------------------------------------------------------

CUTLER VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

     A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates the Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

     The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------

CUTLER VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

     More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2005   June 30, 2005    During Period*
                               ---------------   -------------    -------------
Based on Actual Fund Return      $ 1,000.00       $    992.40       $   6.67
Based on Hypothetical 5% Return
  (before expenses)              $ 1,000.00       $  1,018.10       $   6.76

* Expenses are equal to the Fund's annualized expense ratio of 1.35% for the period, multiplied by the average account value over the period, multipled by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

CUTLER VALUE FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
================================================================================

     The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and Officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN   OTHER
NAME,                        POSITION     LENGTH                                                      FUND COMPLEX    DIRECTORSHIPS
DATE OF BIRTH                WITH THE     OF TIME      PRINCIPAL OCCUPATION(S)                        OVERSEEN BY     HELD BY
AND ADDRESS                  TRUST        SERVED       DURING PAST 5 YEARS                            TRUSTEE         TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Cutler (1)        Trustee and  Since 1992   Investment  Committee  Member and  Portfolio     1             None
Born: March 1920             Chairman                  Manager of  Cutler Investment  Counsel,  LLC
3555 Lear Way                                          from  2003  to  2005;  Investment  Committee
Medford, OR 97504                                      Member and Portfolio  Manager Emeritus since
                                                       July 2005; Investment  Committee  Member and
                                                       Portfolio  Manager  of   Table   Rock  Asset
                                                       Management LLC  ("Table Rock") (a registered
                                                       investment  adviser) from 1977 until 2004.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert B. Watts, Jr.         Trustee      Since 1996   Counsel,  Northhaven  Associates since 1985      1             None
Born: December 1930
1710 Lake Village Drive
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke             Trustee      Since 2002   Retired                                          1             None
Born: May 1922
One Skyline Drive Apt. 3407
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
(1)  Kenneth R. Cutler is an "Interested Person," as defined by the 1940 Act, because he is an affiliated person of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Erich M. Patten              President    Since 2004   Investment    Committee   Member,   Portfolio
Born: October 1977                                     Manager  and  Corporate  Secretary of  Cutler
3555 Lear Way                                          Investment Counsel, LLC  since  2003;  Member
Medford, OR 97504-9759                                 of  Cutler  Venture  Partners,  LLC  (private
                                                       equity firm) since 2003; Investment Committee
                                                       Member  and Portfolio    Manager   of   Table
                                                       Rock  (a   registered   investment   adviser)
                                                       from  2003 until 2004;  Intern  with the U.S.
                                                       Environmental  Protection  Agency  in  2002;
                                                       Clerk with  Sidley  Austin Brown and Wood (a
                                                       law firm) in 2001; Analyst with Extra Energy
                                                       EV,  Germany (a  non-profit organization) in
                                                       2000; Investment Performance Specialist with
                                                       Ashland Partners, LLP from 1998 until 2003.
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                                  21

------------------------------------------------------------------------------------------------------------------------------------

CUTLER VALUE FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
(Continued)
====================================================================================================================================

NAME,                        POSITION             LENGTH
DATE OF BIRTH                WITH THE             OF TIME         PRINCIPAL OCCUPATION(S)
AND ADDRESS                  TRUST                SERVED          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland            Vice President/      Since 2002      Investment Committee Member and Chief Executive  Officer of Cutler
Born: December 1951          Chief Compliance                     Investment Counsel, LLC since 2003; Portfolio Manager,  Member and
3555 Lear Way                Officer                              Chief Executive Officer of Cutler Venture Partners, LLC (a private
Medford, OR 97504                                                 equity  firm)  since 2003; Chief  Executive Officer of Centricity,
                                                                  LLC (an investment adviser) since  2003;  General Partner  of  The
                                                                  First America Asia Fund I, LP (a private equity fund) since  1999;
                                                                  Chief Operating  Officer, Chief  Executive  Officer  and Portfolio
                                                                  Manager of Cutler  Asia, LLC (a  private  equity firm) since 1998;
                                                                  Chief  Executive Officer and/or Chairman of the Board of  Managers
                                                                  for  Table  Rock (a  registered  investment adviser)  from 1995 to
                                                                  2004; Chief Executive  Officer and President of Trustee Investment
                                                                  Services, Inc. (a Trustee education firm) since 1991; President of
                                                                  Big Bear Timber, LLC (farming) since 1989.
------------------------------------------------------------------------------------------------------------------------------------
Carol S. Fischer             Vice President/      Since 1996      Member  and Chief  Operating Officer of Cutler Investment Counsel,
Born: December 1955          Asst. Secretary/                     LLC since 2003; Member  and Chief  Operating Officer of Table Rock
3555 Lear Way                Asst. Treasurer                      (a registered investment  adviser) from 1994 to 2004; Secretary of
Medford, OR 97504                                                 P.S.&S., Inc. (a sales company) since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten            Treasurer            Since 2004      President,  Investment  Committee  Member and Portfolio Manager of
Born: December 1975                                               Cutler Investment  Counsel,  LLC since  2003;  Portfolio  Manager,
3555 Lear Way                                                     Member and  President of Cutler  Venture  Partners, LLC (a private
Medford, OR 97504                                                 equity firm) since 2003; Investment Committee Member of Table Rock
                                                                  (a registered  investment adviser) from 2002 until 2004; Portfolio
                                                                  Manager - Private  Equity  and  Public  Equity of  Table Rock from
                                                                  2000 until 2004; Chief Operating Officer and Portfolio  Manager of
                                                                  Cutler  Asia,  LLC  (a  private  equity  firm)  since  2000;  Vice
                                                                  President -  Investment  of  Cutler  Asia,  LLC from 1998 to 2000;
                                                                  Director of The First America Asia Fund I, L.P. (a private  equity fund) since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey             Vice President       Since 2005      Managing  Director of Ultimus Fund Solutions, LLC and Ultimus Fund
Born: April 1957                                                  Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------
John F. Splain               Secretary            Since 2005      Managing  Director of Ultimus Fund Solutions, LLC and Ultimus Fund
Born: September 1956                                              Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUTLER VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

FEDERAL TAX INFORMATION

     For the fiscal year ended June 30, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $706,876 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commissions's (SEC) website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q  INFORMATION

     The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CUTLER INVESTMENT COUNSEL, LLC
                             Investment Management

                        INVESTMENT ADVISER TO THE TRUST

                        3555 Lear Way, Medford, OR 97504
                          (800)228-8537 o(541)770-9000
                               Fax:(541)779-0006
                                 info@cutler.com

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,000 with respect to the registrant's fiscal year ended June 30, 2005. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $16,500 with respect to the registrant's fiscal year ended June 30, 2004.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,775 and $3,200 with respect to the registrant's fiscal years ended June 30, 2005 and 2004, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal years ended June 30, 2005 and 2004, aggregate non-audit fees of $3,775 and $3,200, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CODE ETH       Code of Ethics


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Cutler Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Erich M. Patten
                           -------------------------------------------

                           Erich M. Patten, President


Date          September 2, 2005
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Erich M. Patten
                           -------------------------------------------

                           Erich M. Patten, President


Date          September 2, 2005
      ------------------------------------------





By (Signature and Title)*    /s/ Matthew C. Patten
                           -------------------------------------------

                           Matthew C. Patten, Treasurer


Date          September 2, 2005
      ------------------------------------------


* Print the name and title of each signing officer under his or her signature.